Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Development Costs	Uniden License	E-Wave License	Clear RF Patent + Supplier relationship	Total

Cost:
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,184	$-	$11,976,204
Additions	2,769,679	-	-	522,637	3,292,316
Foreign exchange	5,370	183	2,073	-	7,626
Balance at December 31, 2021	$13,315,526	$116,726	$1,321,257	$522,637	$15,276,146
Additions	3,405,862	-	-	-	3,405,862
Foreign exchange	(11,590)	-	-	-	(11,590)
Balance at December 31, 2022	$16,709,798	$116,726	$1,321,257	$522,637	$18,670,418

Accumulated Amortization:
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,244	$-	$5,427,086
Additions	469,789	19,418	278,567	29,189	796,963
Impairment	4,339,366	-	-	399,920	4,739,286
Foreign exchange	(34,020)	(152)	(3,554)	-	(37,726)
Balance at December 31, 2021	$9,058,517	$116,726	$1,321,257	$429,109	$10,925,609
Additions	668,566	-	-	93,528	762,094
Foreign exchange	(4,816)	-	-	-	(4,816)
Balance at December 31, 2022	$9,722,267	$116,726	$1,321,257	$522,637	$11,682,887

Net Book Value:

Balance at December 31, 2021	$4,257,009	$-	$-	$93,528	$4,350,537
Balance at December 31, 2022	$6,987,531	$-	$-	$-	$6,987,531